Financing arrangements (Interest Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Interest expense, net	$ 1,095	$ 1,071	$ 1,022
Interest paid, net of interest rate and cross currency swaps	$ 1,000	$ 1,100	$ 1,100